LONG-TERM DEBT (Details) (2013 Credit Facility [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 16, 2015	Dec. 31, 2013	Dec. 31, 2014
2013 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000,000	$ 60,000,000
Maturity date	Mar. 16, 2020	Dec. 31, 2018
Deferred financing		765,000
Drawn on facility			$ 0